Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	1,874.12
Total Transaction Valuation	13,570,747	[1]
Total Offset Amount	0
Net Fee	$ 1,874.12

[1]	Calculated as the aggregate maximum purchase price for shares of beneficial interest.